Cover	Mar. 18, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 18, 2022
Entity Registrant Name	KnowBe4, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40351
Entity Tax Identification Number	36-4827930
Entity Address, Address Line One	33 N. Garden Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33755
City Area Code	855
Local Phone Number	566-9234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	KNBE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001664998
Amendment Flag	false